Other Current Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities	$ 4,404
Archer Aviation Inc
Accrued interest		$ 6,000
Accrued bonus		155,000	$ 43,000
Deposit liability related to cash received from the early exercise of stock options		117,000
Income tax payable		1,000
Other current liabilities	$ 667,000	$ 279,000	$ 43,000